CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Net Cash and Due from Banks from Operations Pending Settlement in Foreign Currency	$ 6,747,884,353	$ 4,023,323,415	$ 2,287,359,113	$ 2,809,407,081
Active Repo Transactions Debtors	0	2,339,600,525	1,172,582,977	722,417,088
Loans to Financial Institutions	46,261,780	12,094,856	12,051,045	33,073,656
Overnight Placements in Foreign Banks	83,981,519	35,436,960	77,441,242	158,134,658
Investment Mutual Funds (Money Market)	92,256,766	98,343,703	76,639,863	66,283,444
Government Securities Maturing up to 90 days	0	53,506,335	3,125,745,774	4,520,733,942
Time Deposits	0	23,795,580	24,000,996	18,388,514
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A.	652,082,916	0	0	0
Total Cash and Cash Equivalents	$ 7,622,467,334	$ 6,586,101,374	$ 6,775,821,010	$ 8,328,438,383